Segment Information	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Segment Information

16. Segment Information

Segment information is prepared on the same basis that our CEO, who is our Chief Operating Decision Maker (“CODM”), manages the segments, evaluates financial results, and makes key operating decisions. The CODM evaluates the performance of its operating segments based on net revenues, operating income and income before taxes. The accounting policies of the operating segments are the same as those described in Note 2, “SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.”

The Company has two reportable segments: plastic injection molding and electronic products assembling. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Year ended March 31,
	2023	2024	2025
Net sales
Injection molded plastic parts	15,617	12,391	11,206
Electronic products	61,720	56,977	56,404
Total net sales	$77,337	$69,368	$67,610

Cost of sales, operating expenses and other income
Injection molded plastic parts	17,537	13,262	12,516
Electronic products	55,501	51,059	50,432
Corporate expenses	1,412	1,262	1,348
Total cost of sales, operating expenses and other income	$74,450	$65,583	$64,296

Operating income (loss)
Injection molded plastic parts	(1,920)	(871)	(1,310)
Electronic products	6,219	5,918	5,972
Corporate expenses	(1,412)	(1,262)	(1,348)
Total operating income	$2,887	$3,785	$3,314
Income (loss) before income taxes
Injection molded plastic parts	(2,423)	2,308	5,024
Electronic products	6,149	6,773	7,624
Corporate expenses	(1,412)	(1,262)	(1,348)
Total income before taxes	$2,314	$7,819	$11,300
	Year ended March 31,
	2023		2024		2025
	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$255	$—	$423	$—	$584	$—
Electronic products	27	—	246	—	468	—
Consolidated total	$282	$—	$669	$—	$1,052	$—
	Year ended March 31,
	2023			2024			2025
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$68,025	$166	$1,279	$62,760	$26	$1,048	$72,144	$163	$1,009
Electronic products	42,354	626	430	48,316	355	475	48,064	169	510
Consolidated totals	$110,379	$792	$1,709	$111,076	$381	$1,523	$120,208	$332	$1,519

The breakdown of sales by destination is analyzed as follows:

	Year ended March 31,
	2023	2024	2025
Net sales
United States of America	$12,169	$7,925	$6,081
PRC	27,740	22,121	22,448
United Kingdom	9,108	11,985	10,917
Hong Kong	6,470	8,225	6,908
Europe	13,290	10,016	12,546
Canada	4,699	2,988	3,882
Others	3,861	6,108	4,828
Total net sales	$77,337	$69,368	$67,610

The location of the Company’s long-lived assets is as follows:

	March 31,
	2024	2025
Hong Kong and Macao	$4	$2
PRC	24,599	23,383
Total long-lived assets	$24,603	$23,385